Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on the balance sheet - USD ($)	Dec. 31, 2020	Nov. 24, 2020
As Previously Reported [Member]
Balance Sheet
Total assets	$ 207,947,496	$ 202,148,859
Total current liabilities	261,977	768,154
Deferred underwriting commissions	7,227,500	7,000,000
Derivative warrant liabilities
Total liabilities	7,489,477	7,768,154
Class A common stock, $0.0001 par value; shares subject to possible redemption	195,458,010	189,380,700
Stockholders’ equity
Preferred stock – $0.0001 par value
Class A common stock – $0.0001 par value	110	106
Class B common stock – $0.0001 par value	575	575
Additional paid-in-capital	5,243,107	5,047,921
Accumulated deficit	(243,783)	(48,597)
Total stockholders’ equity	5,000,009	5,000,005
Total liabilities and stockholders’ equity	207,947,496	202,148,859
Restatement Adjustment [Member]
Balance Sheet
Total assets
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	21,226,950	18,880,000
Total liabilities	21,226,950	18,880,000
Class A common stock, $0.0001 par value; shares subject to possible redemption	(21,226,950)	(18,880,000)
Stockholders’ equity
Preferred stock – $0.0001 par value
Class A common stock – $0.0001 par value	212	189
Class B common stock – $0.0001 par value
Additional paid-in-capital	3,637,656	1,783,139
Accumulated deficit	(3,637,868)	(1,783,328)
Total stockholders’ equity
Total liabilities and stockholders’ equity
As Restated [Member]
Balance Sheet
Total assets	207,947,496	202,148,859
Total current liabilities	261,977	768,154
Deferred underwriting commissions	7,227,500	7,000,000
Derivative warrant liabilities	21,226,950	18,880,000
Total liabilities	28,716,427	26,648,154
Class A common stock, $0.0001 par value; shares subject to possible redemption	174,231,060	170,500,700
Stockholders’ equity
Preferred stock – $0.0001 par value
Class A common stock – $0.0001 par value	322	295
Class B common stock – $0.0001 par value	575	575
Additional paid-in-capital	8,880,763	6,831,060
Accumulated deficit	(3,881,651)	(1,831,925)
Total stockholders’ equity	5,000,009	5,000,005
Total liabilities and stockholders’ equity	$ 207,947,496	$ 202,148,859